UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No. 2                                |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                          |X|


                               Runkel Funds, Inc.
               (Exact Name of Registrant as Specified In Charter)

                                903 Chevy Street
                            Belmont, California 94002

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (650) 591-3042


                                Thomas J. Runkel
                                    President
                                903 Chevy Street
                            Belmont, California 94002

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295
                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
 |X| immediately upon filing pursuant to paragraph (b)
 |_| on (date) pursuant to paragraph (b)
 |_| 60 days after filing pursuant to paragraph (a)(1)
 |_| on (date) pursuant to paragraph (a)(1)
 |_| 75 days after filing pursuant to paragraph (a)(2)
 |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                      RVFDX




                                   PROSPECTUS
                                October 28, 2004








                                 RunkelValueFund























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                RUNKEL VALUE FUND
                                TABLE OF CONTENTS


         ABOUT THE FUND
-------------------------------------------------------------------------------

         What are the Fund's goals and principal investment strategies? ......3
         What are the main risks of investing in the Fund? ...................4
         How has the Fund performed in the past? .............................5
         What are the Fund's fees and expenses? ..............................6
         Who is the Fund's investment advisor and portfolio manager? .........7
         Other investment strategies and risks ...............................7

-------------------------------------------------------------------------------

         YOUR INVESTMENT
-------------------------------------------------------------------------------

         Buying Fund shares ...................................................8
         Selling Fund shares .................................................10
         How are your shares priced? .........................................13
         Additional transaction policies .....................................13
         Additional shareholder services .....................................15
         Distributions and taxes .............................................15
         Financial Highlights ................................................18
         Privacy Policy ......................................................19
         For more information ................................................20









         Fund shares are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency and are subject to investment risks, including the possible loss of the principal amount invested.

WHAT ARE THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES?

GOAL
The fundamental investment objective of the Runkel Value Fund (the "Fund") is long-term capital appreciation. This investment objective may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to maximize its performance by investing in fifteen to thirty common stocks that Runkel Advisors, LLC, the Fund's Advisor, believes are undervalued. The Fund invests for the long term (typically five years or more) and avoids short-term trading and market timing.

When selecting stocks for the Fund, we concentrate on the fundamentals of the underlying businesses rather than macro factors such as the direction of the economy or interest rates. We believe that over the long term, a company's stock price will reflect the value of its underlying business, while over the short term, a company's stock price can move significantly above or below the underlying business value. In an effort to limit downside risk and maximize upside potential, the Fund typically will invest in companies whose stock prices are lower than our appraisal of the companies' true worth or intrinsic value.

When estimating a company's intrinsic value, we use several methods including the discounted value of future cash flows, acquisition valuations of similar companies, liquidation values, and historic multiples of sales, earnings, cash flow and book value. We also consider the future growth potential of the business, its products and services, its industry position, and the quality of its management. Undervalued companies that offer the best growth prospects and the least business risk generally will represent the largest portion of the Fund's investments.

We will seek to minimize taxable distributions and maximize the Fund's after-tax performance by using long holding periods and offsetting capital gains with capital losses when possible.

The Fund may invest in domestic stocks of all sizes, including, but not limited to, securities of small and mid-capitalization companies. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

We typically sell a security when we believe that the security is overvalued, when a more compelling opportunity is found or when there is an unexpected deterioration in the underlying business.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

o    There is no assurance that the Fund will achieve its investment objective.

o No single mutual fund should be considered a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

o As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified funds. As a result, the shares of the Fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

o The net asset value per share and the value of your holding in the Fund will vary with economic and market conditions, interest rates or political events. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

o Stocks of small- and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small- and mid-cap stocks may be significantly more volatile than
     larger-cap  stocks.   Small-  and  mid-cap  companies  also  may  lack  the
     managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small- or mid-cap stock and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. The Advisor's assessment of small- and mid-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.

o The Fund's investment strategy uses the "value" approach in choosing its investments as described above. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

o The Fund is highly dependent on the investment strategies and management skills of the Advisor. The loss of the Advisor's services would have a material adverse effect on the Fund's investment results.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO SHOULD INVEST IN THE FUND?

The Fund is intended for long-term investors. The Fund may be appropriate for investors willing to accept the above risks associated with common stocks. The Fund also may be appropriate for investors whose financial goals are five years or more in the future. The Fund is also appropriate for investors willing to accept price fluctuations in their investment.

WHO SHOULD NOT INVEST IN THE FUND?

Anyone who is not comfortable with the above risks should not invest in the Fund. The Fund is not appropriate for investors concerned primarily with stability of principal or investors who use mutual funds as short-term trading vehicles. Short-term market timers who frequently trade in and out of mutual funds should not invest in the Fund.

HOW HAS THE FUND PERFORMED IN THE PAST?

 The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The table shows how the Fund's average annual total return compares over time to that of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                                [CHART OMITTED]
                    Annual Total Return as of December 31st*

                                 2002 -   -9.93%
                                 2003 -   30.01%




The Fund's total return from December 31, 2003 through the most recent quarter ended September 30, 2004 was -0.11%.

During the period shown, the highest return for a quarter was 17.70% (2nd quarter, 2003); and the lowest return was -14.53% (3rd quarter, 2002).

                           AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 2003*)



  Runkel Value Fund                                                         1 Year       Since Inception*
                                                                          ----------    -----------------
       Return Before Taxes                                                  30.01%            11.06%
       Return After Taxes on Distributions(1)                               29.87%            10.96%
       Return After Taxes on Distributions and
          Sale of Fund Shares(1)                                            18.27%            8.85%
  S&P 500 Index
  (index reflects no deduction for fees, expenses, or taxes) 28.66% 11.61%


*July 1, 2002.(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FUND EXPENSES

The Fund is a no-load fund, so you pay no sales charges (loads) to buy or sell your shares. The following table describes the fees and expenses to buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases...........................NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................NONE
Maximum Deferred Sales Charge (Load) ......................................NONE
Redemption Fee 1, 2...................................................... 1.00%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fee............................................................1.00%
Distribution (12b-1) Fees 3................................................NONE
Other Expenses 4..........................................................5.94%
Total Annual Fund Operating Expenses (Before Waiver)......................6.94%
Fee Waiver  4.............................................................5.94%
Net Expenses..............................................................1.00%

1 At the shareholder's request, the Fund's transfer agent will wire redemption proceeds to a pre-authorized bank account for a fee of $15.00.
2 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 1.00% redemption fee on shares redeemed less than one year after they are purchased. The Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The Fund has adopted a 12b-1 Plan, which permits the Fund to pay up to 0.25% of its assets to the Adviser as a shareholder servicing fee. The Plan provides that no 12b-1 fees will be paid for the Fund's fiscal year ending June 30, 2005.
4 The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% for the Fund's fiscal year ending June 30, 2005.



EXAMPLE

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

            1 year            3 years           5 years           10 years
            ------            -------           -------           --------



             $102             $1,518            $2,879             $6,058

WHO IS THE FUND'S INVESTMENT ADVISER AND PORTFOLIO MANAGER?

INVESTMENT ADVISER - Runkel Advisors, LLC, 903 Chevy Street, Belmont CA, 94002


Runkel Advisors LLC, a California limited liability company, serves as the Fund's Advisor. Thomas J. Runkel is the sole owner of the Advisor and he also serves as Chairman, President, Secretary and Treasurer of Runkel Funds, Inc. The Advisor manages the Fund's investments and supervises the Fund's daily business affairs, subject to the supervision of the Board of Directors, which maintains ultimate control over the Fund. For its investment advisory services, the Advisor is paid a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets up to and including $500 million and 0.80% thereafter. The Advisor contractually has agreed to waive its fee and reimburse Fund expenses so that the Fund's total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) do not exceed 1.00% for its fiscal year ending June 30, 2005.


PORTFOLIO MANAGER  - Thomas J. Runkel, CFA

Mr. Runkel will be responsible for managing the day-to-day investment operations of the Fund. He has more than 17 years investment experience and he has been a Chartered Financial Analyst (CFA) since 1991. Prior to starting Runkel Advisors, Mr. Runkel was employed by Franklin Templeton Investments from 1983 to January 2002, where he served as a portfolio trader and, beginning in 1989, as a mutual fund portfolio manager. Mr. Runkel served as portfolio manager of seven Franklin Templeton mutual funds with assets totaling over $6.5 billion. During his twelve years as a portfolio manager at Franklin Templeton, Mr. Runkel was primarily responsible for managing taxable money market funds. He also managed the credit research department associated with these funds, which was responsible for providing credit research on counterparties for a variety of mutual fund securities transactions. Mr. Runkel received a B.A. in Political Science from the University of California, Davis, CA in 1982 and an MBA from Santa Clara University, Santa Clara, CA, in 1988. He is a member of the Security Analysts of San Francisco (SASF) and the Association for Investment Management & Research
(AIMR).

OTHER INVESTMENT STRATEGIES AND RISKS

MONEY MARKET FUNDS
The Fund intends to remain substantially invested in equity securities. Pending selection of investments in accordance with its value-oriented investment strategy, however, the Fund may invest up to 20% of its total assets in money market mutual funds or investment grade, short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees when investing in money market funds.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalent short-term obligations, including money market instruments such as bank obligations, commercial paper and notes, U.S.

Government obligations and repurchase agreements. See the Statement of Additional Information ("SAI") for a description of these securities. Principal and/or interest payments for government securities may or may not be backed by the full faith and credit of the U.S. Government. The Fund may not achieve its investment objective if it engages in temporary defensive strategies.

PORTFOLIO TURNOVER
The Fund will not seek to realize profits by anticipating short-term market movements. We intend to purchase securities only for the long-term. As a result, the Advisor believes that the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

NON-DIVERSIFICATION
The Fund could own as few as twelve securities but generally will have between fifteen to thirty securities in its portfolio. We believe that investing only in our best ideas increases the potential for superior long-term performance. There is a risk, however, that the Fund's shares could fluctuate more than those of a broadly diversified fund.

OTHER STRATEGIES
The Fund has additional non-principal investment strategies and restrictions that govern its activities. For a list of these restrictions and more information about the non-principal investment strategies and additional risk factors, please see the SAI.

BUYING FUND SHARES

The Fund is a no-load fund so you pay no sales charges when buying Fund shares. The Fund can be used in both regular and tax-deferred accounts such as traditional and rollover IRAs. The Fund's trading symbol is RVFDX.


The minimum initial investment for all account types is $5,000 and $100 for subsequent investments, unless waived by the Fund's Advisor.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

BUYING INSTRUCTIONS
You may open or add to your account using any of the following methods:

BY MAIL
 If opening a new account, read the prospectus carefully and complete and sign the account application. Make your check payable to the Runkel Value Fund. The initial check should have the same address as the application. Send your check and your signed application by regular mail or overnight courier to:

REGULAR MAIL:                             OVERNIGHT:
------------                              ----------
Runkel Value Fund                         Runkel Value Fund                            QUESTIONS?
c/o Unified Fund Services, Inc.           c/o Unified Fund Services, Inc.          1-800-419-5159
P.O. Box 6110                             431 North Pennsylvania St.
Indianapolis, IN 46206-6110               Indianapolis, IN 46204

If adding to an account, reference your account number on the check or deposit slip and send it to the same address listed above.

BY WIRE
You may also make an investment in the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If you are opening an account, call 1-800-419-5159 to obtain your account number before sending the wire. Once you have an account number, wire your initial or additional investment to:

                            Huntington National Bank
                                 ABA# 044000024
                        For Credit To: Runkel Value Fund
                                A/C# 01892151001
                                   Your Acct.#
                                    Your Name

For your initial investment, you must also complete and sign an account application and mail it to the address listed above. Retirement plan accounts and IRAs cannot be opened by wire.

RETIREMENT PLANS
Investors can purchase Fund shares in various retirement plans. You can also roll over your 401(k) plan or your existing IRA into an IRA with the Fund. Some of the retirement plans offered by the Fund include the following:

o        Traditional IRA, Rollover IRA
o        Roth IRA, Roth Conversion IRA
o        SEP-IRA
o        Employer-sponsored retirement plans such as 401(k) plans

To establish a traditional or Roth IRA, you will need to transfer from another custodian or roll over a minimum of $5,000 to meet the Fund's minimum investment requirement. To obtain further information about the above retirement plans and other plans offered by the Fund, please call the Fund at 1-800-419-5159. Your retirement account will be maintained by the Fund's retirement custodian, Unified Financial Securities, Inc., which currently charges an annual fee of $15. The Fund recommends that investors consult with a competent financial and tax adviser regarding these retirement plans before investing.

AUTOMATIC INVESTMENT
The Fund offers an automatic investment plan that allows shareholders to make purchases on a regular and convenient basis. This option requires a $100 minimum automatic monthly investment. Investors can obtain further information about the automatic investment plan by calling the Fund at 1-800-419-5159.

THROUGH BROKER-DEALERS
You may purchase Fund shares through broker-dealers or other financial intermediaries that may charge you a transaction fee for their services. The Fund's trading symbol is RVFDX. If you purchase the shares directly from the Fund, no transaction fee is charged.

The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

OTHER POLICIES REGARDING BUYING FUND SHARES
The Fund may limit the number of investors or refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund will not accept cash, third party checks, credit card convenience checks, or checks drawn on banks outside the United States. Unified Fund Services, Inc., the Fund's transfer agent, charges a $25 fee for every check, money order, wire, or Electronic Funds Transfer returned unpaid. The Fund will not accept orders unless accompanied by payment. For Fund shares purchased by check, this means that the order will not be accepted until payment on the check has been received by the Fund.

SELLING FUND SHARES

You may sell all or part of your Fund shares on any day the New York Stock Exchange is open for trading. The Fund's trading symbol is RVFDX. The proceeds of your sale may be more or less than the purchase price of your shares.

MARKET TIMERS REDEMPTION FEE
The Fund is intended for long-term investors. Short-term market timers who engage in frequent trading into and out of the Fund can disrupt the Fund's investment strategy and generate additional transaction costs to Fund shareholders. To avoid hurting long-term shareholders who do not generate these costs, the Fund imposes a redemption fee of 1.00% on shares redeemed less than one year after they are purchased, which will be deducted from redemption proceeds. The Fund uses a "first-in, first-out" method to determine the holding period, so if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The fee is retained by the Fund for the benefit of the remaining shareholders. The Fund will waive the redemption fee for mandatory withdrawals from retirement accounts and for its systematic withdrawal plan. The Fund may waive the redemption fee in other circumstances if the Advisor determines it is in the best interests of the Fund to do so.


SELLING INSTRUCTIONS
You may sell shares in several ways

BY MAIL
You may redeem all or part of your shares by written request. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form your letter should include your account number, the amount of money or shares being redeemed, the name(s) and signature(s) of all account holders (exactly as your account is registered), and your mailing address. If redeeming from an IRA account, please note applicable withholding requirements. Obtain a signature guarantee or other documentation if required (see below). Then, send your request by regular mail or overnight courier to the following address:

REGULAR MAIL:                          OVERNIGHT:
-------------                          ----------
Runkel Value Fund                      Runkel Value Fund
c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
P.O. Box 6110                          431 North Pennsylvania St.
Indianapolis, IN 46206-6110            Indianapolis, IN 46204

BY PHONE
If you have established telephone redemption privileges, you may redeem up to $25,000 over the telephone. If you have not established this privilege, you can add it by calling 1-800-419-5159 and requesting a telephone transaction form. Be prepared to provide some or all of the information listed above under "Selling Fund Shares - By Mail." With this option, you can receive redemption proceeds one of two ways:

(1) The Fund's transfer agent will mail a check for the redemption proceeds to your address of record. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed.
(2) For a fee, which currently is $15.00, the Fund's transfer agent will transmit the redemption proceeds by wire to a properly pre-authorized bank account. The proceeds will arrive at your bank the first banking day after the transfer agent processes your redemption. The fee will be deducted from your redemption proceeds.


If you request a redemption by wire transfer, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account number previously authorized by you on your application or separate signature guaranteed letter of instruction. Requests for redemptions from IRAs and other retirement accounts must be in writing.

THROUGH BROKER/DEALERS
You may sell Fund shares through broker-dealers or other financial intermediaries that may charge you a transaction fee for their services. The Fund's trading symbol is RVFDX. The Fund may impose special redemption procedures on certain broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN
You may elect to participate in the Systematic Withdrawal Plan, pursuant to which you direct the Fund's transfer agent to draw a check in a set amount to be sent to you on a regular basis. Withdrawals under the Systematic Withdrawal Plan involve selling Fund shares and may result in a gain or loss for federal income tax purposes. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Plan. The minimum amount that may be withdrawn each month or quarter is $100. The Fund or a shareholder may terminate the Plan at any time without penalty or charge, which termination will become effective five business days following receipt of termination instructions. Fund shares will be sold within five business days before the end of the month or quarter, as applicable. The Fund will waive the redemption fee with respect to withdrawals made pursuant to a Systematic Withdrawal Plan.

OTHER POLICIES REGARDING SELLING FUND SHARES

Your redemption request will be processed promptly and you will receive the proceeds within seven days after receipt of your properly completed request.

SIGNATURE GUARANTEES
In order to protect the Fund and you from fraud, signature guarantees will be required in the following situations: o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered.

     o The redemption proceeds are to be sent to an address other than the address of record.

     o    You change ownership on the account.

     o    A change of address has been received within the last 30 days.

     o    The redemption request exceeds $25,000.

Signature guarantees can be obtained from most banks, savings and loans, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

Additional information may be required for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. In order to avoid delays in processing redemption requests, please contact the Fund's transfer agent, Unified Fund Services, Inc., at 1-800-419-5159 to determine whether additional documents will be required.

HOW ARE YOUR SHARES PRICED?

Your transaction price for buying or selling shares is the net asset value ("NAV") per Fund share. The Fund determines its NAV by dividing its net assets (the value of its investments, cash and other assets less its liabilities) by the number of shares outstanding. The Fund's assets generally are valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's Advisor at their fair value, according to procedures approved by the Board of Directors.The Fund's NAV generally is calculated once a day as of the close of trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day the NYSE is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday).

EXECUTION OF REQUESTS
Buy and sell orders are priced at the next-calculated NAV after your request is received in proper form by the Fund's transfer agent. Your selling instructions are considered to be in proper form if they contain your account name and number, address and dollar amount of Fund shares to be redeemed, and the request is signed by all registered owners in the exact names and capacities in which they are registered. A signature guarantee may be required, as described above. At the discretion of the Fund or the transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization. Orders received prior to 4:00 p.m. Eastern time will be executed based on that day's NAV.

ADDITIONAL TRANSACTION POLICIES

FUND PURCHASE POLICIES
Please note that you may only buy shares of the Fund if it is eligible for sale in your state or jurisdiction. The Fund will not issue certificates evidencing shares purchased, but will send investors a written confirmation for all purchases and sales of shares.

FUND SALE POLICIES
If you are redeeming Fund shares that you recently purchased by check, the proceeds may be delayed until the check clears; this may take up to 15 days from the date of purchase. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws. Redemption requests that contain a restriction as to time, date or share price at which the redemption is to be effective will not be honored.

MAIL REQUESTS
You should be aware that requests for purchases, redemptions, and account changes mailed to the Fund's business address will not be processed until they are received by the Fund's transfer agent, Unified Fund Services, Inc. You can avoid delays by mailing requests about your account directly to Unified Fund Services at P.O Box 6110, Indianapolis, IN 46206-6110.

TELEPHONE TRANSACTIONS
For your protection, the Fund's transfer agent employs reasonable procedures to confirm that instructions received by telephone are genuine. When these procedures are followed, the Fund and the transfer agent are not liable for losses caused by such instructions. The Fund reserves the right to revise or terminate the telephone redemption privilege at any time. By electing the telephone option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. You will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape-recorded. Contact the transfer agent immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.

INVESTING THROUGH A THIRD PARTY/BROKER-DEALER
If you invest through a third party rather than directly with the Fund, the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees, and may set different minimum investments or limitations on buying or selling shares. Any fees, if charged, are retained by the broker-dealer and are not remitted to the Fund or the Advisor. When you are purchasing or redeeming Fund shares through a broker-dealer, it is the responsibility of the broker-dealer to place your order with the Fund on a timely basis.

WIRE TRANSACTIONS
Please remember that the Fund's custodian bank must receive your wired funds prior to the close of the NYSE for you to receive same day pricing. The Fund and its custodian bank are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions. The Fund does not charge a fee for incoming wire transactions, however, your bank may charge for this service.

REDEMPTIONS INITIATED BY THE FUND
Because there are certain fixed costs associated with maintaining each shareholder account, the Fund may require you to redeem all of your shares if your account balance falls below the minimum investment limit of $5,000 due to redemptions. You will be given 60 days notice to reestablish the minimum balance. If you do not increase your balance, we may close your account and send you the proceeds. Your shares will be sold at the NAV on the day your account is closed. No redemption fee will be assessed on redemptions initiated by the Fund.

DISTRIBUTION PLAN
 The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund can pay a fee to the Advisor of up to 0.25% of the Fund's average daily net assets to help defray the cost of servicing Fund shareholders. The Board of Directors has determined that no 12b-1 fees shall be paid to the Adviser pursuant to the plan for the Fund's fiscal year ending June 30, 2005. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges.

ADDITIONAL SHAREHOLDER SERVICES

Visit us online at www.runkelvaluefund.com to obtain more information regarding the Fund's updated performance, its portfolio holdings, and general information about investing in the Fund. You can also order an account application, and obtain other Fund information on the web site.

DISTRIBUTIONS AND TAXES

Net investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess generally will be treated as a non-taxable return of capital.

UNLESS YOU INDICATE ANOTHER OPTION ON YOUR ACCOUNT APPLICATION, ANY DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS PAID TO YOU BY THE FUND AUTOMATICALLY WILL BE INVESTED IN ADDITIONAL FUND SHARES. ALTERNATIVELY, YOU MAY ELECT TO HAVE: (1) DIVIDENDS PAID TO YOU IN CASH AND THE AMOUNT OF ANY CAPITAL GAIN DISTRIBUTIONS REINVESTED; OR (2) THE FULL AMOUNT OF ANY DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS PAID TO YOU IN CASH.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

                      SUMMARY OF CERTAIN FEDERAL INCOME TAX
                       CONSEQUENCES FOR TAXABLE ACCOUNTS:

The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                         TAX STATUS

Qualified dividend income                   Generally maximum 15% on non-corporate
                                            taxpayers

Net short-term capital gain distributions   Ordinary income rate

Net long-term capital gain distributions    Generally maximum 15%
                                            on non-corporate taxpayers*

Sales of shares (including redemptions)     Gains taxed at generally maximum 15%
owned more than one year                    on non-corporate taxpayers*

Sales of shares (including redemptions) Gains are taxed at the same rate owned for than one year or less as ordinary income, losses are subject to special rules

         *For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

 If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

DISTRIBUTIONS TO RETIREMENT PLANS
Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTIONS
The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

TAX REPORTING
If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.


WITHHOLDING TAXES
If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.


BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

Financial Highlights

The following table is intended to help you understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single share of the Fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended June 30, 2004 and 2003 have been audited by Tait, Weller & Baker LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report which is available from the Fund upon request.


                                                    Year ended           Year ended     (a)
                                                   June 30, 2004        June 30, 2003
                                                ------------------- ---------------------


Selected Per Share Data
Net asset value, beginning of year                     $15.43              $15.00
                                                ------------------- ---------------------
Income from investment operations
  Net investment income                                  0.06                0.04
  Net realized and unrealized gain                       2.30                0.41
                                                ------------------- ---------------------

Total from investment operations                         2.36                0.45
                                                ------------------- ---------------------
Less Distributions to shareholders:
  From net investment income                            (0.05)              (0.02)
  From net realized gain                                    -                   -
                                                ------------------- ---------------------
Total distributions                                     (0.05)              (0.02)
                                                ------------------- ---------------------
Net asset value, end of year                           $17.74              $ 5.43
                                                =================== =====================
Total Return                                            15.28%               3.02%

Ratios and Supplemental Data
Net assets, end of year (000)                          $1,834              $ ,477

Ratio of expenses to average net assets                 1.00%                1.00%
Ratio of expenses to average net assets

   before waiver & reimbursement                        6.94%                9.11%
Ratio of net investment income to
   average net assets                                   0.38%                0.35%
Ratio of net investment loss to
   average net assets before waiver & reimbursement   (5.56)%               (7.76)%
Portfolio turnover rate                                18.66%               28.09%

(a) The Fund commenced operations on July 1, 2002.

                                 Privacy Policy

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in account applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

     o Information about your transactions with the Fund or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide services to you. The Fund maintains physical, electronic, and procedural safeguards to guard your nonpublic personal information.

FOR MORE INFORMATION
A Statement of Additional Information ("SAI") about the Fund has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference, which means that it is legally part of the prospectus. Additional information about the Fund's investments isavailable in its annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Shareholders may make inquiries or request the SAI and the Fund's reports to shareholders without charge. You can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of reports and other information about the Fund, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.


                                   QUESTIONS?
                             WWW.RUNKELVALUEFUND.COM
                                 1-800-419-5159







No person is authorized by the Fund to give any information or make any representation other than those contained herein or in printed or written material issued by the Fund, and no person is entitled to rely upon any other information or representation.




Investment Company Act File No. 811-21070.

                                RUNKEL VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION




                                October 28, 2004


















     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for the Runkel Value Fund dated October 28, 2004. This SAI incorporates by reference the Fund's Annual Report to Shareholders dated June 30, 2004. A free copy of the Prospectus and Annual Report can be obtained by writing Unified Fund Services, Inc., the Fund's Transfer Agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-800- 419-5159.

                                TABLE OF CONTENTS
                                                                           PAGE

DESCRIPTION OF THE FUND.......................................................3

ADDITIONAL INFORMATION ABOUT THE FUND ........................................3

INVESTMENT LIMITATIONS........................................................4

INVESTMENT ADVISOR............................................................6

DIRECTORS AND OFFICERS........................................................7

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................9

PROXY VOTING POLICY..........................................................10

DETERMINATION OF SHARE PRICE.................................................11

INVESTMENT PERFORMANCE.......................................................12

STATUS AND TAXATION OF THE FUND..............................................14

CUSTODIAN....................................................................16

TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR............................16

ACCOUNTANTS..................................................................16

DISTRIBUTOR..................................................................16

DISTRIBUTION PLAN............................................................17

FINANCIAL STATEMENTS.........................................................17

                             DESCRIPTION OF THE FUND

     Runkel Funds, Inc. was organized as a corporation under the laws of the State of Maryland pursuant to Articles of Incorporated filed on March 20, 2002. Runkel Funds is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     The initial series of Runkel Funds is the Runkel Value Fund (the "Fund"). The Fund commenced operations on July 1, 2002. The Fund has one class of shares. The Fund's Board of Directors has authority to issue multiple classes of shares and new series of the Runkel Funds. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of income of the Fund as are declared by the Board of Directors. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of a series, the holders of shares will be entitled to receive a distribution out of the assets, net of the liabilities. No shareholder is liable to further calls or to assessment by the Fund without the shareholder's express consent.

     The Fund does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share the shareholder owns and fractional votes for fractional shares the shareholder owns. All shares of the Fund have equal voting rights and liquidation rights.

ADDITIONAL INFORMATION ABOUT THE FUND

     INVESTMENTS AND RISK CONSIDERATIONS

     This section supplements the Fund's prospectus and contains a discussion of some of the non-principal investment strategies of the Fund.

     Equity  Securities.  Equity securities in which the Fund may invest include
     ------------------
common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

     Equity securities in which the Fund may invest also include S&P Depositary Receipts ("SPDRs") and other similar exchange traded funds (ETFs). SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar ETFs may track the movement of other stock indexes.

     Repurchase Agreements. A repurchase agreement is a short-term investment in
     ---------------------
which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (a "U.S. Government obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Board of Directors to be creditworthy. The Advisor will monitor the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
     -----------
by the Board with respect to the Fund and are fundamental, which means that the limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, "majority of the outstanding shares of the Fund" means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Directors without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental.

          1. Borrowing Money. The Fund will not borrow money.
             ---------------

          2. Senior Securities. The Fund will not issue senior securities.  This
             -----------------
     limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

          3.  Underwriting.  The Fund will not act as  underwriter of securities
              ------------
     issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under federal securities laws.

          4. Real Estate.  The Fund will not purchase or sell real estate.  This
             -----------
     limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

          5. Commodities.  The Fund will not purchase or sell commodities unless
             -----------
     acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

          6. Loans. The Fund will not make loans to other persons,  except:  (a)
             -----
     by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loan" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          7.  Concentration.  The Fund will not  invest 25% or more of its total
              -------------
     assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a corporation, trust or association, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the fundamental limitation set forth above, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Board
     ---------------
of Directors with respect to the Fund and may be changed by a vote of a majority of the Directors.

          1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any
             --------
     manner transfer, as security for indebtedness, any assets of the Fund. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a
     mortgage,   pledge  or   hypothecation  of  assets  for  purposes  of  this
     limitation.

          2.  Margin  Purchases.  The  Fund  will  not  purchase  securities  or
              -----------------
     evidences of interest thereon on margin. This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

          3. Illiquid Securities.  The Fund will not invest more than 15% of its
             -------------------
     net assets in illiquid securities.

          4. Options. The Fund will not purchase or sell puts, calls, options or
             -------
     straddles.

          5. Loans. The Fund will not loan its portfolio securities.
             -----

          6. Reverse Repurchase Agreements. The Fund will not enter into reverse
             -----------------------------
     repurchase agreements.

INVESTMENT ADVISOR


     The Fund's investment adviser is Runkel Advisors, LLC, a California limited liability company (the "Advisor"). Thomas J. Runkel is the 100% owner of the Advisor. Mr. Runkel has been a Chartered Financial Analyst (CFA) since 1991. Under the terms of the Investment Advisory Agreement between the Fund and the Advisor approved by the Board of Directors on May 12, 2004 (the "Agreement"), the Advisor will provide a continuous investment program for the Fund, including investment research and management with respect to all securities, investments and cash equivalents in the Fund's portfolio. The Fund pays all of its expenses, including brokerage, taxes, borrowing costs (such as interest and dividend expenses), fees and expenses of the non-interested directors and extra-ordinary expenses. As compensation for its investment advisory services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. Under the Agreement, the Advisor has agreed to waive its advisory fee and reimburse Fund expenses so that total Fund operating expenses (not including brokerage commissions, taxes, interest and extraordinary expenses) do not exceed 1.00% for the Fund's fiscal year ending June 30, 2005.


     During the fiscal year ended June 30, 2004 the Adviser was entitled to receive a fee equal to $17,135. The Adviser waived this fee and reimbursed the Fund an additional $84,465.


     The Agreement was approved by the Board of Directors, including a majority of the Directors who are not interested persons of the Fund or interested parties to the Agreement (the "Independent Directors") at an in-person meeting held on May 12, 2004.

     The Board considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Fund requested that the Adviser provide the Board with copies of the Adviser's Form ADV Part II, which described the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, and insider trading, and disclosed that neither the Adviser nor its personnel had ever been involved in any material legal proceedings or securities enforcement proceedings. At the meeting the Fund's legal counsel previewed with the Board the proposed advisory fee and the Advisor's agreement to reimburse the Fund and cap its expenses at 1.00% for the fiscal year ending June 30, 2005. The Board noted that Mr. Runkel, Adviser's President, has a long history of providing mutual fund portfolio management services. The Board also noted that the Fund's total expense ratio is substantially lower than its peer group (1.00% for the Fund compared to an average of 1.50% for equity mutual funds). The Board reviewed the Fund's performance, which was 16.89% for the period from inception through March 31, 2004. They noted that during this same period, the Fund's performance was slightly lower than the 19.95% return of the S&P 500 and slightly higher than the 15.63% return for the Fund's peer group, the Lipper Large-Cap Core Index.



     As a result of its considerations, the Board of Directors, including the Independent Directors voting separately, approved the proposed Agreement as being in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS

     The Board of Directors supervises the business activities of the Fund. The names of the Directors and executive officers of the Fund are shown below.


  =================================== ============ =============== =========================== ================= ================
                                      Position(s)  Term of                                     Number of         Other
                                      Held with    Office and                                  Portfolios in     Directorships
                                      Fund         Length of       Principal Occupation(s)     Fund Complex      Held by
  Name, Address, and Age                           Time Served     During Past 5 Years         Overseen by       Director
                                                                                               Director
  ----------------------------------- ------------ --------------- --------------------------- ----------------- ----------------
  ----------------------------------- ------------ --------------- --------------------------- ----------------- ----------------
  Interested Directors and Officers:
  Thomas J. Runkel
  Born:  10/14/58                     Chairman,    Indefinite      Chairman, President,               1               None
                                      President,   term; Since     Secretary and Treasurer,
  903 Chevy Street,                   Secretary    Fund's          Runkel Funds, Inc., March
  Belmont, CA 94002                   and          inception       2002-Present; Manager,
                                      Treasurer                    Runkel Advisors, LLC,
                                                                   March 2002-Present;
                                                                   Portfolio Trader and
                                                                   Manager, Franklin
                                                                   Templeton Funds, Oct.
                                                                   1983-January 2002.
  ----------------------------------- ------------ --------------- --------------------------- ----------------- ----------------
  ----------------------------------- ------------ --------------- --------------------------- ----------------- ----------------
  Independent Directors:
  1.       Laird Foshay               Director     Indefinite      Founder of INVESTools,             1               None
       Born:  04/03/59                             term; Since     Inc. from 1994 to May,
       7815 Adelaida Road                          Fund's          1999; director of
       Paso Robles, CA 93446                       inception       Telescan Inc. June, 1999
                                                                   to August, 2000;
                                                                   President of M&T
                                                                   Publishing from 1982 to
                                                                   1992.
  2.  Penelope S. Alexander           Director     Indefinite                                         1          Chairman,
         Born: 09/28/60                            term; Since     Senior Vice President,                        National
         903 Chevy Street                          October 27,     Human Resources-US,                           Investment
         Belmont, CA 94002                         2004            Franklin Templeton                            Company
                                                                   Companies, LLC                               Service
                                                                   (corporate services),                         Association,
                                                                   2002-present; Vice                            1998 - present
                                                                   President, Franklin
                                                                   Resources, Inc.
                                                                   (financial services
                                                                   holding company),
                                                                   2002-present; Senior Vice
                                                                   President, Franklin
                                                                   Templeton Investor
                                                                   Services, LLC,
                                                                   1987-1992.


  ----------------------------------- ------------ --------------- --------------------------- ----------------- ----------------

The following table contains information for each Director regarding equity securities beneficially owned by such Director in the Fund as of October 27, 2004.

   ================================== ======================= =======================================================
                                       Dollar Range of        Aggregate Dollar Range of Equity Securities in All
   Name of Director                   Equity Securities in    Registered Investment Companies Overseen by Director
                                      the Fund                in Family of Investment Companies
   ---------------------------------- ----------------------- -------------------------------------------------------

            Interested Director:          Over $100,000                           Over $100,000
   Thomas J. Runkel
   ---------------------------------- ----------------------- -------------------------------------------------------
   ---------------------------------- ----------------------- -------------------------------------------------------


            Independent Directors:        Over $100,000                           Over $100,000
   1.       Laird Foshay                        $0                                      $0
   2.       Penelope Alexander


   ================================== ======================= =======================================================

 The Fund reimbursed its Independent Directors for expenses incurred in attending board meetings. The compensation paid to the Independent Directors during the fiscal year ended June 30, 2004 is set forth in the following table.

                               Compensation Table

============================= ==================== ===================== ==================== ====================
                              Aggregate            Pension or            Estimated Annual     Total Compensation
Name of Person, Position      Compensation From    Retirement Benefits   Benefits Upon        From Fund (the
                              Fund                 Accrued As Part of    Retirement           Fund is not a Fund
                                                   Fund Expenses                              Complex)
----------------------------- -------------------- --------------------- -------------------- --------------------
----------------------------- -------------------- --------------------- -------------------- --------------------
Interested Directors and
Officers:                             $0                    $0                   $0                   $0
Tom Runkel
----------------------------- -------------------- --------------------- -------------------- --------------------
----------------------------- -------------------- --------------------- -------------------- --------------------
Independent Directors:
1.       Laird Foshay                 $0                    $0                   $0                   $0
2.       Laura Fergerson*             $0                    $0                   $0                   $0


============================= ==================== ===================== ==================== ====================
* Laura Fergerson is no longer an Independent Director as of July 1, 2004.

     The Audit Committee is a standing committee of the Fund and consists of the Independent Directors. The Audit Committee meets annually to review the Fund's financial statements. On an annual basis, the Audit Committee will meet with the Fund's independent accountants to discuss their audit results and management's cooperation with the auditors. During the fiscal year ended June 30, 2004, the Audit Committee met three times.

     The Code of Ethics Review Committee is a standing committee of the Fund and consists of the Independent Directors. This Committee will meet to review any Reportable Transactions, as defined under the Fund's Code of Ethics, and to determine any appropriate sanctions. During the fiscal year ended June 30, 2004, the Ethics Review Committee was not required to meet.

     The Valuation Committee is a standing committee of the Fund. and consists of Mr. Runkel and Ms. Alexander. This Committee will meet only in the event that the Fund's Valuation Procedures require them to determine the fair market value of a security for which a price is not readily available. During the fiscal year ended June 30, 2004, the Valuation Committee was not required to meet.

     Directors and officers of the Fund owned, in the aggregate, approximately 38.51% of the Fund's shares as of October 5, 2004.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is any person who owns, directly or indirectly, more than 25% of the voting securities of the Fund. As of October 4, 2004, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

--------------------------------------------------------------------------------------------------------------------
           Name and Address              Number of Shares     % Ownership              Type of Ownership
--------------------------------------------------------------------------------------------------------------------
Richard A. Runkel                            42,959.28           41.31%                Record Ownership
      741 Garland Drive
      Palo Alto, CA 94303
--------------------------------------------------------------------------------------------------------------------
Thomas J. Runkel
      903 Chevy Street
      Belmont, CA 94002                      26,272.73           25.26%                Record Ownership
--------------------------------------------------------------------------------------------------------------------
Foshay Trust                                 13,784.79           6.64%               Beneficial Ownership
      7815 Adelaida Road
      Paso Robles, CA 93446
--------------------------------------------------------------------------------------------------------------------



PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to policies established by the Board of Directors of the Fund, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal year ended June 30, 2004, the Fund paid $1,249 in brokerage commissions.


     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Directors and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

     The Fund and the Advisor each have adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The access personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund, provided that personal securities transactions are pre-cleared by an Independent Director of the Fund. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

PROXY VOTING POLICY

     The Fund and the Advisor have adopted a Proxy Voting Policy reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Policy delegates proxy voting to the Advisor, subject to the supervision of the Board of Directors. The Policy provides that the Advisor will review proxy issues on a company-by-company basis and analyze the economic impact these issue may have on the Fund's investment objective. The Policy also states that Advisor will give great weight to the views of management only when the issues involved will not have a negative impact on investor values. The Policy outlines specific factors that the Advisor will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, shareholder rights and social and environmental issues. For example, the Advisor's policy provides that it will vote in favor of director nominees, especially nominees that are independent of management, that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. The Advisor's policy provides that it will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the Advisor believes that the board has demonstrated that it is taking or proposes to take measures designed to improve the company's poor performance, nor will the Advisor vote to elect directors who fail to attend at least 75% of board meetings or who are involved in SEC or criminal enforcement actions to the Advisor's knowledge. The Policy also provides that the Advisor generally will vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Under the Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Directors and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Proxy Voting Policy free of charge by calling 800-419-5159 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Proxy Voting Compliance Officer. A copy of the Policy will be mailed to you within three days of receipt of your request. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th , effective beginning June 30, 2004, will be filed by the Fund with the SEC on new Form N-PX. You may obtain a copy of the Proxy Voting Policy or the Fund's proxy voting record free of charge upon request to the Fund, at the toll free number and address above, or from the Fund's web site at www.runkelvaluefund.com or from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov.

DETERMINATION OF SHARE PRICE

     The price or "net asset value" of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is open for business on every day that the New York Stock Exchange is open for trading. The Exchange is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange in which the securities are traded. If no closing price is reported for that day, equity securities will be valued at the last bid price on such day. Securities for which market quotations are not readily available are valued at a price supplied by a pricing service or, if no such price is available, at the fair value as determined by the Valuation Committee of the Board of Directors on the basis of the following factors: cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets and such other factors as may be determined by the parties to materially affect the value of the security.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                       ----------------------
                       Shares Outstanding

     An example of how the Fund calculated its net asset value per share as of its fiscal year ended June 30, 2004 is as follows:


                       $1,834,260               =    $17.74
                       ----------------------
                          103,423



INVESTMENT PERFORMANCE

     The Fund may periodically advertise its average annual total return. "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1+T)n =ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


---------------------------------------------------------------------- ------------------- -------------------
RUNKEL VALUE FUND
---------------------------------------------------------------------- ------------------- -------------------
---------------------------------------------------------------------- ------------------- -------------------
                                                                             1 Year         Since Inception*
---------------------------------------------------------------------- ------------------- -------------------
---------------------------------------------------------------------- ------------------- -------------------
Average Annual Total Return                                                  15.28%              8.99%
---------------------------------------------------------------------- ------------------- -------------------
---------------------------------------------------------------------- ------------------- -------------------
Average Annual Total Return After Taxes on Distributions                     15.16%              8.92%
---------------------------------------------------------------------- ------------------- -------------------
---------------------------------------------------------------------- ------------------- -------------------
Average Annual Total Return After Taxes on Distributions and                 9.31%               7.22%
Redemptions
---------------------------------------------------------------------- ------------------- -------------------
    * July 1, 2002.


     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Price Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

STATUS AND Taxation of the Fund

     The Fund intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2004, the Fund had a capital loss carryforward of $5,432, which expires in 2011 and is available to offset future capital gains, if any.


     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR


     Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's Transfer Agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. For the fiscal year ended June 30, 2004, Unified received $16,635 from the Advisor for these transfer agency services.

     In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. For the fiscal year ended June 30, 2004, Unified received $15,091 from the Advisor for these administrative services.

     Unified also serves as fund accountant and is responsible for pricing the Fund's portfolio securities and determining its net asset value on each day that the New York Stock Exchange is open for business. For its services as Transfer Agent, Unified receives a base fee from the Fund of $15 per active shareholder account per year, with a minimum fee of $10,500. For its services as fund accountant, Unified receives a fee of 0.050% for the first $50 million in average net assets, subject to a minimum annual fee of $14,000. For its services as administrator, Unified receives a fee of 0.10% for the first $50 million in average net assets, subject to a minimum annual fee of $15,500. Each minimum fee outlined will be reduced by a scheduled discount of up to 30% until the Fund reaches $5 million in assets. For the fiscal year ended June 30, 2004, Unified received $14,038 from the Advisor for these fund accounting services.


ACCOUNTANTS


     The firm of Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2005. Tait, Weller & Baker will perform an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the principal underwriter and exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

     The Fund's Distribution Plan (the "Plan") has been adopted pursuant to Rule 12b-1 under the 1940 Act, and it was approved by a majority of the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in any Rule 12b-1 agreement, cast in person at a meeting on May 30, 2002 called for the purpose of voting on such Plan.


     The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the "Recipient") a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). Notwithstanding, no such fee will be paid by the Fund to either the Advisor or any Recipient for the Fund's fiscal year ending June 30, 2005. The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.


FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's annual report to shareholders for the fiscal year ended June 30, 2004. The Fund will provide the annual and semi-annual reports without charge by calling the Fund toll free at 1-800-419-5159.

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         --------

     (1) Financial Statements included in Part A: Financial Highlights Table for Registrant.


     (2) Financial Statements included in Part B: Audited Financial Statements Registrant as of June 30, 2004.


     (3) (a) Articles of Incorporation filed with the State of Maryland on March 20, 2002 - filed with Registrant's initial registration statement on Form N-1A dated April 2, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of March 20, 2002 - filed with Registrant's initial registration statement on Form N-1A dated April 2, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d) Investment Advisory Contracts. Copy of Registrant's Investment Advisory Agreement with Runkel Advisors, LLC, approved May 30, 2002 - Filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002 and incorporated herein by reference.

          (e) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc. dated May 30, 2002 - Filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002 and incorporated herein by reference.

          (f)  Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement - Copy of Registrant's Custodian Agreement with Huntington National Bank dated May 30, 2002 - Filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002 and incorporated herein by reference.

          (h) Other Material Contracts - Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. dated May 30, 2002 - Filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002 and incorporated herein by reference.

          (i) Legal Opinion and Consent of Thompson Coburn LLP - Filed herewith.

          (j)  Consent of Independent Auditors - Filed herewith.

          (k)  Omitted Financial Statements. None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Thomas J. Runkel - Filed with Registrant's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated June 28, 2002 and incorporated herein by reference.

          (m) Copy of Rule 12b-1 Distribution Plan - Filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002 and incorporated herein by reference.

          (n)  Rule 18f-3 Plan - None.

          (o)  Reserved.

          (p) Code of Ethics - Filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002 and incorporated herein by reference.

          (q) Proxy Voting Policy adopted by Runkel Value Fund and Runkel Advisors, LLC - Filed with Post-Effective Amendment No. 1 to its registration statement on Form N-1A on October 21, 2002 and incorporated herein by reference..

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

          None

Item 25. Indemnification
         ---------------

     Article Seventh, Section (k) of the Articles of Incorporation of Runkel Funds, Inc., a Maryland corporation, provides that:

          Indemnification. (1) The Corporation shall indemnify any person who is
          ---------------
          or was a director of the Corporation on or after the date of these articles against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement incurred by such person in connection with any civil, criminal, administrative or investigative action, suit, proceeding or claim (including any action by or in the right of the Corporation or a subsidiary) by reason of the fact that such person is or was serving in such capacity; provided, however, that no such person shall be entitled to any indemnification pursuant to this subsection (1) on account of conduct which is finally adjudged to have been knowingly fraudulent or deliberately dishonest or to have been committed in bad faith.

          (2) The Corporation may, to the extent that the Board of Directors deems appropriate and as set forth in a by-law or resolution, indemnify any person who is or was an officer, employee or agent of the Corporation or any subsidiary or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (including an employee benefit plan) against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement incurred by such person in connection with any civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) by reason of the fact that such person is or was serving in such capacity; provided, however, that no such person shall be entitled to any indemnification pursuant to this subsection (2) on account of conduct which is finally adjudged to have been knowingly fraudulent or deliberately dishonest or to have been committed in bad faith.

          (3) The Corporation shall make advances of reasonable expenses, including attorneys' fees, incurred prior to the final disposition of a civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) to any person to whom indemnification is or may be available under subsection 1; provided, however, that prior to making any advances, the Corporation shall receive a written undertaking by or on behalf of such person to repay such amounts advanced in the event that it shall be ultimately determined that such person is not entitled to such indemnification. The Corporation may, to the extent that the Board of Directors deems appropriate, make advances of reasonable expenses, including attorneys' fees, incurred prior to the final disposition of a civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) to any person to whom indemnification is or may be available under subsection 2; provided, however, that prior to making any advances, the Corporation shall receive a written undertaking by or on behalf of such person to repay such amounts advanced in the event that it shall be ultimately determined that such person is not entitled to such indemnification.

          (4) The indemnification and other rights provided by this Article shall not be deemed exclusive of any other rights to which a person to whom indemnification is or may be otherwise available under these Articles of Incorporation, the Bylaws or any agreement, vote of shareholders or disinterested directors or otherwise, may be entitled. The Corporation is authorized to purchase and maintain insurance on behalf of the Corporation or any person to whom indemnification is or may be available against any liability asserted against such person in, or arising out of, such person's status as director, officer, employee or agent of this corporation, any of its subsidiaries or another corporation, partnership, joint venture, trust or other enterprise (including an employee benefit plan) which such person is serving at the request of the Corporation.

          (5) Each person to whom  indemnification  is granted under  subsection
          (1) of this Article is entitled to rely upon the indemnification and other rights granted hereby as a contract with the Corporation and such person and such person's heirs, executors, administrator and estate shall be entitled to enforce against the Corporation all indemnification and other rights granted to such person by subsections
          (1) and (3) and this subsection (5) of this paragraph. The indemnification and other rights granted by subsections (1) and (3) and this subsection (5) of this paragraph shall survive amendment, modification or repeal of this Article SEVENTH, and no such amendment, modification or repeal shall act to reduce, terminate or otherwise adversely affect the rights to indemnification granted hereby, with respect to any expenses, judgments, fines and amounts paid in settlement incurred by a person to whom indemnification is granted under subsection (1) of this paragraph with respect to an action, suit, proceeding or claim that arises out of acts or omissions of such person that occurred prior to the effective date of such amendment, modification or repeal. Any indemnification granted by the Board of Directors pursuant to subsection (2) of this paragraph, shall inure to the person to whom the indemnification is granted, and such person's heirs, executors, administrator and estate; provided, however, that such indemnification may be changed, modified or repealed, at any time or from time to time, at the discretion of the Board of Directors and the survival of such indemnification shall be in accordance with terms determined by the Board of Directors.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

          Runkel Advisors, LLC, 903 Chevy Street, Belmont CA, 94002, offers investment advisory services to the Fund. Thomas J. Runkel is the sole Member of the Advisor. Information about the Advisor can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system.

Item 27. Principal Underwriter
         ---------------------

          (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: Unified Series Trust, AmeriPrime Funds, AmeriPrime Advisors Trust, CCMI Funds, the ATC Fund, Inc., the Julius Baer Investment Funds, the Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, the Rockland Funds Trust, Securities Management & Timing Funds, the TANAKA Funds, Inc., Wallace Funds and Weldon Capital Funds, Inc.

          (b) The directors and officers of the principal underwriter are as follows:

                  Name                             Title                             Position with the Fund
                  ----                             -----                             ----------------------

                  Thomas G. Napurano               CFO and Exec. Vice President      None

                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Lynn Wood                        Director                          None

                  Mark C. Lewis                    Vice President                    None

                  Karyn E. Cunningham              Controller                        None


          (c) Not Applicable

Item 28. Location of Accounts and Records
         --------------------------------

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Runkel Advisors, LLC
                  903 Chevy Street
                  Belmont CA, 94002

                  Will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f).

Item 29. Management Services
         -------------------

          Not Applicable

Item 30. Undertakings
         ------------

          Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

          Registrant  hereby   undertakes  to  carry  out  all   indemnification
          provisions of its Articles of Incorporation in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

          Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Belmont and the State of California on October 28, 2004.


                               RUNKEL FUNDS, INC.


                                  /s/ Thomas J. Runkel
                               ------------------------------------------
                                Thomas J. Runkel
                                    President
Attest:

   /s/   Thomas J. Runkel
 --------------------------
         Thomas J. Runkel
               Treasurer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                        Date
---------                                         -----                        ----

 /s/ Thomas J. Runkel                             President, Secretary,        October 28, 2004
------------------------------------
Thomas J. Runkel                                  Treasurer, and chairman.
      October 28, 2004

/s/ Thomas J. Runkel*                             Director                     October 28, 2004
------------------------------------
Laird Foshay

/s/ Penelope S. Alexander                         Director                     October 27, 2004
------------------------------------
Penelope S. Alexander





* Signed pursuant to a power of attorney filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated June 7, 2002.

                                INDEX TO EXHIBITS


Exhibit Number             Description
--------------             -----------


EX.99.i                    Opinion and Consent of Thompson Coburn LLP

EX.99.j                    Consent of Tait, Weller & Baker LLP